Concentration of Credit Risk - Additional Information (Detail) - Taiwan [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 TWD	Dec. 31, 2013
Concentration Risk [Line Items]
Cash maintained with one bank	99.10%	99.10%	99.60%
Maximum compensation insured per depositor	¥ 590	TWD 3,000,000